Schedule of Investments (unaudited)
July 31, 2026
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.5%
Australia Government Bonds
2.25%, 05/21/28(a)	AUD11,797	$7,979,878
2.75%, 11/21/27(a)	AUD12,823	8,817,814
2.75%, 11/21/28(a)	AUD14,290	9,674,974
3.25%, 04/21/29(a)	AUD15,950	10,868,564
		37,341,230
Austria — 4.5%
Republic of Austria Government Bonds
0.01%, 10/20/28(b)	EUR7,843	8,492,823
0.50%, 02/20/29(b)	EUR10,024	10,884,118
0.75%, 02/20/28(a)(b)	EUR10,310	11,515,661
2.90%, 05/23/29(b)	EUR5,660	6,528,786
		37,421,388
Belgium — 4.6%
Kingdom of Belgium Government Bonds
0.01%, 10/22/27(a)(b)	EUR5,274	5,879,799
0.80%, 06/22/28(a)(b)	EUR8,445	9,375,597
0.80%, 06/22/28(b)	EUR1,170	1,298,928
0.90%, 06/22/29(b)	EUR10,060	10,954,529
5.50%, 03/28/28(a)	EUR8,276	9,942,576
		37,451,429
Canada — 4.5%
Canada Government Bonds
2.75%, 09/01/27	CAD60	42,808
4.00%, 03/01/29	CAD1,200	875,948
Canadian Government Bonds
2.00%, 06/01/28	CAD627	440,065
2.25%, 02/01/28	CAD7,770	5,491,905
2.25%, 06/01/29	CAD2,980	2,081,589
2.50%, 08/01/27	CAD3,706	2,638,864
2.50%, 11/01/27	CAD7,816	5,556,700
2.50%, 05/01/28	CAD7,120	5,042,790
2.75%, 09/01/27	CAD3,862	2,755,399
2.75%, 08/01/28	CAD4,010	2,848,949
3.25%, 09/01/28	CAD4,495	3,224,241
3.50%, 03/01/28	CAD3,396	2,445,406
4.00%, 03/01/29	CAD4,690	3,423,498
		36,868,162
Denmark — 1.5%
Denmark Government Bonds
0.50%, 11/15/27	DKK52,149	7,848,125
2.00%, 11/15/28	DKK27,490	4,178,548
		12,026,673
Finland — 3.7%
Finland Government Bonds
0.50%, 09/15/27(a)(b)	EUR7,182	8,076,779
0.50%, 09/15/28(a)(b)	EUR6,373	7,003,105
2.75%, 07/04/28(a)(b)	EUR5,082	5,853,217
2.88%, 04/15/29(b)	EUR8,460	9,744,721
		30,677,822
France — 9.9%
French Republic Government Bonds OAT
0.50%, 05/25/29(b)	EUR9,210	9,901,501
0.75%, 02/25/28(a)(b)	EUR6,735	7,511,724
0.75%, 05/25/28(b)	EUR940	1,042,337
0.75%, 05/25/28(a)(b)	EUR8,517	9,444,236
0.75%, 11/25/28(a)(b)	EUR10,387	11,383,670
2.40%, 09/24/28(a)(b)	EUR6,017	6,853,853
Security	Par (000)	Value
France (continued)
2.50%, 09/24/27(a)(b)	EUR5,512	$6,330,102
2.75%, 10/25/27(a)(b)	EUR9,502	10,938,602
2.75%, 02/25/29(b)	EUR10,440	11,954,612
5.50%, 04/25/29(b)	EUR4,790	5,873,231
		81,233,868
Germany — 8.3%
Bundesobligation
1.30%, 10/15/27(a)	EUR6,813	7,724,626
2.10%, 04/12/29(a)	EUR4,115	4,658,356
2.20%, 04/13/28(a)	EUR4,760	5,435,750
2.40%, 10/19/28(a)	EUR4,310	4,927,035
Bundesrepublik Deutschland Bundesanleihe
0.01%, 11/15/27(a)	EUR3,234	3,602,081
0.01%, 11/15/28(a)	EUR4,171	4,518,796
0.25%, 08/15/28(a)	EUR4,644	5,092,486
0.25%, 02/15/29(a)	EUR4,158	4,501,883
0.50%, 08/15/27(a)	EUR2,080	2,344,944
0.50%, 02/15/28(a)	EUR5,260	5,861,704
4.75%, 07/04/28(a)	EUR1,937	2,314,688
5.63%, 01/04/28(a)	EUR1,632	1,955,317
Bundesschatzanweisungen
1.90%, 09/16/27(a)	EUR4,751	5,428,321
2.00%, 12/16/27(a)	EUR2,375	2,710,056
2.10%, 03/15/28(a)	EUR3,678	4,194,377
2.50%, 06/14/28(a)	EUR2,360	2,705,921
		67,976,341
Ireland — 2.5%
Ireland Government Bonds
0.90%, 05/15/28(a)	EUR8,586	9,585,536
1.10%, 05/15/29(a)	EUR9,910	10,900,897
		20,486,433
Israel — 4.4%
Israel Government Bonds
2.25%, 09/28/28	ILS31,851	10,162,694
3.75%, 09/30/27	ILS27,823	9,155,507
3.75%, 02/28/29	ILS30,670	10,096,318
4.10%, 07/31/28	ILS21,201	7,024,979
		36,439,498
Italy — 8.2%
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)	EUR3,375	3,730,129
0.45%, 02/15/29(a)	EUR2,990	3,232,919
0.50%, 07/15/28(a)	EUR1,860	2,046,439
0.95%, 09/15/27(a)	EUR3,550	4,009,899
2.00%, 02/01/28(a)	EUR4,010	4,563,703
2.05%, 08/01/27(a)	EUR2,287	2,618,582
2.10%, 08/26/27(a)	EUR2,735	3,129,423
2.20%, 02/28/28(a)	EUR2,850	3,248,663
2.35%, 01/15/29(a)	EUR2,750	3,118,528
2.40%, 03/15/29(a)	EUR2,680	3,038,021
2.65%, 12/01/27(a)	EUR4,202	4,831,353
2.65%, 06/15/28(a)	EUR1,882	2,157,265
2.70%, 10/15/27(a)	EUR3,192	3,673,203
2.80%, 12/01/28(a)	EUR3,030	3,479,456
2.80%, 06/15/29(a)	EUR2,200	2,516,764
3.35%, 07/01/29(a)	EUR2,060	2,390,631
3.40%, 04/01/28(a)	EUR2,954	3,430,958
3.80%, 08/01/28(a)	EUR2,560	2,998,029
4.10%, 02/01/29(a)	EUR2,870	3,390,952
4.75%, 09/01/28(a)(b)	EUR4,394	5,245,444

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
6.50%, 11/01/27(a)	EUR811	$976,111
		67,826,472
Japan — 8.3%
Japan Government Five Year Bonds
0.10%, 09/20/27	JPY313,600	1,945,205
0.10%, 03/20/28	JPY291,250	1,791,964
0.10%, 06/20/28	JPY126,250	773,410
0.20%, 12/20/27	JPY129,800	803,054
0.20%, 03/20/28	JPY159,150	980,787
0.20%, 06/20/28	JPY90,350	554,525
0.20%, 12/20/28	JPY145,800	886,924
0.30%, 12/20/27	JPY86,850	538,066
0.30%, 06/20/28	JPY131,250	807,059
0.30%, 12/20/28	JPY162,350	989,947
0.40%, 12/20/28	JPY271,150	1,657,269
0.40%, 03/20/29	JPY540,050	3,287,175
0.60%, 03/20/29	JPY193,350	1,183,299
0.60%, 06/20/29	JPY704,750	4,301,188
Japan Government Ten Year Bonds
0.10%, 09/20/27	JPY114,750	711,774
0.10%, 12/20/27	JPY147,050	908,521
0.10%, 03/20/28	JPY226,300	1,392,348
0.10%, 06/20/28	JPY243,000	1,488,622
0.10%, 09/20/28	JPY184,250	1,123,392
0.10%, 12/20/28	JPY181,200	1,099,910
Japan Government Twenty Year Bonds
1.90%, 12/20/28	JPY116,100	735,209
2.10%, 09/20/27	JPY197,400	1,252,253
2.10%, 12/20/27	JPY203,150	1,289,917
2.10%, 06/20/28	JPY86,200	548,076
2.10%, 09/20/28	JPY305,350	1,941,742
2.10%, 03/20/29	JPY403,050	2,563,657
2.20%, 09/20/27	JPY70,950	450,583
2.20%, 03/20/28	JPY215,250	1,369,764
2.20%, 06/20/29	JPY128,000	817,252
2.30%, 06/20/28	JPY52,700	336,289
2.40%, 03/20/28	JPY80,450	513,564
2.40%, 06/20/28	JPY123,100	786,941
Japan Government Two Year Bonds
0.90%, 08/01/27	JPY124,250	778,221
0.90%, 09/01/27	JPY344,450	2,156,350
1.00%, 10/01/27	JPY271,000	1,697,401
1.00%, 11/01/27	JPY609,000	3,812,542
1.00%, 12/01/27	JPY310,600	1,943,463
1.10%, 01/01/28	JPY443,550	2,777,578
1.30%, 02/01/28	JPY382,550	2,401,117
1.30%, 03/01/28	JPY529,400	3,321,606
1.40%, 04/01/28	JPY522,800	3,284,106
1.40%, 05/01/28	JPY398,550	2,502,294
1.40%, 06/01/28	JPY477,450	2,997,007
1.40%, 07/01/28	JPY122,550	769,045
		68,270,416
Netherlands — 4.6%
Netherlands Government Bonds
0.01%, 01/15/29(b)	EUR9,130	9,833,393
0.25%, 07/15/29(b)	EUR7,650	8,181,148
0.75%, 07/15/28(a)(b)	EUR10,754	11,926,016
5.50%, 01/15/28(b)	EUR6,335	7,582,072
		37,522,629
Security	Par (000)	Value
New Zealand — 2.1%
New Zealand Government Bonds
0.25%, 05/15/28	NZD14,830	$8,231,654
3.00%, 04/20/29	NZD15,290	8,815,536
		17,047,190
Norway — 0.6%
Norway Government Bonds,2.00%, 04/26/28(a)(b)	NOK51,143	5,156,121
Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/27(a)(b)	EUR6,654	7,492,282
1.95%, 06/15/29(b)	EUR12,530	14,095,653
2.13%, 10/17/28(a)(b)	EUR13,973	15,884,158
		37,472,093
Singapore — 3.6%
Singapore Government Bonds
2.63%, 05/01/28	SGD10,697	8,477,526
2.88%, 09/01/27	SGD5,945	4,696,895
2.88%, 08/01/28	SGD7,610	6,069,189
2.88%, 07/01/29	SGD7,770	6,241,023
3.00%, 04/01/29	SGD5,610	4,512,016
		29,996,649
Slovakia — 0.8%
Slovakia Government Bonds
1.00%, 06/12/28(a)	EUR2,594	2,885,978
3.63%, 01/16/29(a)	EUR3,220	3,755,844
		6,641,822
South Korea — 4.6%
Korea Treasury Bonds
1.88%, 06/10/29	KRW4,330,430	2,880,966
2.25%, 09/10/27	KRW3,187,620	2,206,468
2.25%, 06/10/28	KRW9,170,290	6,272,225
2.63%, 06/10/28	KRW4,228,640	2,912,011
2.75%, 12/10/28	KRW7,102,080	4,875,929
2.88%, 12/10/27	KRW5,979,170	4,158,328
3.13%, 09/10/27	KRW3,681,640	2,572,662
3.25%, 03/10/28	KRW4,547,370	3,169,453
3.25%, 03/10/29	KRW5,663,680	3,924,020
3.50%, 09/10/28	KRW3,646,330	2,549,168
5.50%, 03/10/28	KRW3,613,800	2,606,755
		38,127,985
Spain — 5.7%
Spain Government Bonds
0.01%, 01/31/28	EUR3,923	4,340,141
0.80%, 07/30/29	EUR3,860	4,180,973
1.40%, 04/30/28(a)(b)	EUR4,882	5,493,212
1.40%, 07/30/28(b)	EUR3,412	3,825,366
1.45%, 10/31/27(a)(b)	EUR3,655	4,146,292
1.45%, 04/30/29(b)	EUR4,520	5,016,638
2.35%, 03/31/29	EUR2,720	3,089,049
2.40%, 05/31/28	EUR3,898	4,458,209
3.50%, 05/31/29	EUR4,950	5,794,969
5.15%, 10/31/28(a)(b)	EUR4,705	5,689,511
6.00%, 01/31/29	EUR390	483,032
		46,517,392
Sweden — 1.2%
Sweden Government Bonds, 0.75%, 05/12/28(a)	SEK98,735	10,066,051
United Kingdom — 6.3%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP4,247	5,392,484

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
0.50%, 01/31/29(a)	GBP5,496	$6,736,142
1.63%, 10/22/28(a)	GBP3,439	4,369,797
4.00%, 05/22/29(a)	GBP5,500	7,314,041
4.13%, 07/22/29(a)	GBP5,792	7,726,549
4.25%, 12/07/27(a)	GBP2,290	3,084,497
4.38%, 03/07/28(a)	GBP7,050	9,497,842
4.50%, 06/07/28(a)	GBP4,352	5,873,036
6.00%, 12/07/28(a)	GBP1,370	1,914,551
		51,908,939
Total Long-Term Investments — 99.0% (Cost: $818,062,536)		814,476,603
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	380,000	380,000
Total Short-Term Securities — 0.1% (Cost: $380,000)		380,000
Total Investments — 99.1% (Cost: $818,442,536)		814,856,603
Other Assets Less Liabilities — 0.9%		7,593,070
Net Assets — 100.0%		$822,449,673

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$280,000 (a)	$—	$—	$—	$380,000	380,000	$12,921	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 1-3 Year International Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$814,476,603	$—	$814,476,603
Short-Term Securities
Money Market Funds	380,000	—	—	380,000
	$380,000	$814,476,603	$—	$814,856,603

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar